Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000162463
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 18,288	$ 18,025	$ 17,728	$ 17,302	$ 17,445	$ 17,522	$ 17,341	$ 16,883	$ 16,704	$ 16,547	$ 16,537	$ 16,279	$ 16,104	$ 15,931	$ 15,942	$ 15,671	$ 15,662	$ 15,294	$ 14,930	$ 14,744	$ 14,423	$ 14,066	$ 14,115	$ 14,182	$ 14,325	$ 14,091	$ 13,690	$ 13,571	$ 13,544	$ 13,536	$ 13,654	$ 13,269	$ 12,939	$ 12,258	$ 12,179	$ 12,589	$ 12,218	$ 12,347	$ 12,987	$ 13,098	$ 13,208	$ 13,284	$ 13,991	$ 14,181	$ 13,961	$ 14,150	$ 14,256	$ 14,362	$ 14,131	$ 14,236	$ 14,261	$ 14,066	$ 13,825	$ 14,051	$ 14,060	$ 14,008	$ 13,621	$ 13,131	$ 13,034	$ 13,117	$ 12,858	$ 12,778	$ 12,332	$ 11,539	$ 11,218	$ 12,980	$ 13,150	$ 13,077	$ 12,737	$ 12,568	$ 12,414	$ 12,220	$ 12,341	$ 12,041	$ 11,689	$ 11,623	$ 11,583	$ 11,583	$ 11,504	$ 11,098	$ 11,100	$ 11,027	$ 11,110	$ 11,077	$ 11,424	$ 11,316	$ 11,546	$ 11,825	$ 11,855	$ 11,786	$ 11,828	$ 11,614	$ 11,516	$ 11,413	$ 11,442	$ 11,305	$ 11,110	$ 10,998	$ 10,875	$ 10,788	$ 10,655	$ 10,545	$ 10,403	$ 10,317	$ 10,187	$ 10,497	$ 10,469	$ 10,382	$ 10,176	$ 10,101	$ 9,873	$ 9,884	$ 9,635	$ 9,213	$ 9,105	$ 9,332	$ 9,440	$ 9,376	$ 9,141	$ 9,408	$ 9,675
C000162464
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,941,596	1,914,213	1,882,310	1,839,066	1,851,464	1,859,196	1,839,588	1,790,743	1,773,635	1,754,405	1,753,028	1,725,289	1,706,466	1,687,792	1,688,571	1,659,498	1,658,164	1,618,992	1,580,106	1,560,168	1,525,968	1,487,942	1,494,752	1,499,501	1,514,219	1,491,159	1,446,663	1,433,730	1,430,575	1,429,350	1,441,511	1,400,600	1,365,591	1,293,545	1,284,970	1,327,831	1,288,481	1,301,700	1,368,718	1,380,060	1,391,307	1,398,968	1,474,607	1,494,236	1,470,817	1,490,214	1,499,344	1,510,079	1,485,556	1,497,832	1,498,444	1,477,664	1,452,133	1,475,448	1,476,114	1,471,897	1,431,044	1,379,369	1,367,363	1,377,301	1,349,905	1,339,662	1,292,683	1,209,448	1,175,656	1,360,958	1,378,422	1,370,542	1,334,693	1,316,743	1,298,908	1,279,793	1,292,134	1,260,533	1,223,526	1,216,293	1,211,878	1,211,614	1,203,089	1,159,169	1,160,436	1,151,270	1,159,571	1,155,860	1,191,767	1,180,244	1,205,261	1,234,016	1,236,839	1,229,412	1,233,481	1,210,965	1,200,458	1,189,523	1,192,239	1,176,513	1,157,246	1,145,361	1,131,139	1,121,793	1,108,928	1,097,333	1,081,109	1,072,008	1,058,339	1,091,270	1,088,129	1,078,033	1,056,719	1,046,623	1,024,187	1,024,187	998,386	953,515	942,297	963,611	974,614	967,991	944,812	972,406	1,000,000
C000117767
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 9,731,164	9,605,185	9,444,673	9,215,453	9,277,502	9,316,194	9,228,896	8,971,909	8,885,754	8,788,840	8,781,704	8,642,181	8,547,435	8,453,447	8,457,145	8,311,058	8,304,147	8,107,271	7,911,833	7,811,536	7,639,644	7,448,564	7,472,376	7,506,096	7,579,868	7,463,860	7,240,288	7,175,289	7,159,261	7,152,921	7,213,746	7,008,385	6,832,551	6,471,003	6,427,889	6,642,815	6,445,327	6,511,544	6,847,646	6,904,380	6,960,638	6,990,093	7,369,271	7,467,683	7,350,064	7,447,250	7,492,947	7,546,695	7,431,960	7,485,031	7,487,934	7,383,586	7,255,429	7,372,143	7,375,324	7,354,106	7,149,167	6,889,998	6,829,745	6,879,476	6,742,093	6,690,682	6,462,783	6,045,547	5,876,077	6,796,935	6,884,369	6,844,738	6,664,980	6,567,639	6,485,384	6,389,485	6,444,026	6,292,800	6,107,299	6,070,930	6,048,682	6,047,217	6,004,389	5,784,313	5,790,517	5,744,488	5,785,919	5,767,206	5,946,845	5,895,589	6,014,134	6,157,946	6,171,952	6,134,644	6,154,884	6,042,065	5,989,348	5,934,502	5,947,967	5,875,289	5,772,614	5,713,020	5,647,706	5,600,766	5,530,327	5,472,196	5,390,855	5,345,152	5,282,346	5,441,265	5,425,443	5,374,948	5,268,346	5,223,462	5,105,639	5,111,250	4,982,206	4,757,782	4,701,676	4,819,499	4,873,068	4,839,956	4,724,062	4,862,031	5,000,000
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value	$ 12,554	12,649	12,306	12,135	11,753	11,574	11,499	11,268	11,489	11,554	12,113	11,716	11,367	11,114	11,235	11,057	11,298	11,302	11,367	11,543	11,184	10,624	10,680	11,052	11,358	11,040	10,691	10,863	10,770	10,343	10,681	10,242	10,025	9,360	9,443	9,927	9,941	9,912	10,374	10,194	10,848	11,016	11,596	11,597	11,419	11,740	11,898	12,321	12,227	12,279	12,430	12,128	11,860	12,235	12,572	12,708	12,281	11,642	11,593	11,832	11,870	11,523	11,469	10,904	10,493	11,799	12,216	12,375	11,884	12,104	11,763	11,651	11,967	11,857	11,238	11,205	11,224	11,375	11,501	10,906	10,765	10,471	10,681	10,411	11,085	10,879	11,199	11,786	12,145	12,022	12,149	11,628	11,398	11,209	11,534	11,573	11,369	11,138	11,088	10,874	10,749	10,506	10,320	10,093	9,907	10,657	10,747	10,534	10,530	10,467	9,885	10,453	10,191	9,345	9,212	9,180	9,389	9,597	9,181	9,462	10,000
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value	$ 1,255,431	1,264,920	1,230,640	1,213,485	1,175,334	1,157,444	1,149,878	1,126,763	1,148,892	1,155,448	1,211,347	1,171,575	1,136,675	1,111,395	1,123,531	1,105,693	1,129,835	1,130,155	1,136,675	1,154,254	1,118,385	1,062,407	1,068,029	1,105,239	1,135,756	1,103,990	1,069,137	1,086,289	1,077,004	1,034,338	1,068,138	1,024,173	1,002,521	936,002	944,334	992,680	994,075	991,173	1,037,365	1,019,392	1,084,763	1,101,636	1,159,623	1,159,683	1,141,916	1,174,029	1,189,831	1,232,109	1,222,686	1,227,933	1,243,034	1,212,775	1,185,978	1,223,538	1,257,224	1,270,849	1,228,128	1,164,234	1,159,297	1,183,151	1,187,046	1,152,254	1,146,857	1,090,396	1,049,261	1,179,936	1,221,589	1,237,513	1,188,385	1,210,383	1,176,300	1,165,099	1,196,692	1,185,696	1,123,781	1,120,469	1,122,438	1,137,532	1,150,103	1,090,586	1,076,529	1,047,130	1,068,056	1,041,061	1,108,528	1,087,912	1,119,912	1,178,569	1,214,482	1,202,205	1,214,890	1,162,809	1,139,766	1,120,882	1,153,394	1,157,324	1,136,937	1,113,837	1,108,762	1,087,443	1,074,889	1,050,592	1,031,996	1,009,269	990,726	1,065,659	1,074,746	1,053,432	1,053,009	1,046,710	988,511	1,045,346	1,019,129	934,497	921,197	918,008	938,930	959,682	918,120	946,212	1,000,000
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value	$ 6,277,153	6,324,600	6,153,200	6,067,423	5,876,672	5,787,218	5,749,389	5,633,813	5,744,460	5,777,238	6,056,737	5,857,874	5,683,375	5,556,973	5,617,653	5,528,463	5,649,177	5,650,774	5,683,377	5,771,269	5,591,926	5,312,033	5,340,144	5,526,196	5,678,778	5,519,951	5,345,685	5,431,445	5,385,020	5,171,690	5,340,691	5,120,865	5,012,604	4,680,012	4,721,669	4,963,398	4,970,375	4,955,864	5,186,824	5,096,962	5,423,814	5,508,179	5,798,113	5,798,416	5,709,579	5,870,144	5,949,153	6,160,545	6,113,431	6,139,667	6,215,169	6,063,874	5,929,891	6,117,692	6,286,122	6,354,244	6,140,638	5,821,171	5,796,484	5,915,753	5,935,231	5,761,271	5,734,284	5,451,982	5,246,304	5,899,681	6,107,945	6,187,566	5,941,924	6,051,917	5,881,501	5,825,495	5,983,459	5,928,478	5,618,907	5,602,347	5,612,188	5,687,658	5,750,513	5,452,929	5,382,643	5,235,648	5,340,279	5,205,307	5,542,641	5,439,558	5,599,559	5,892,847	6,072,411	6,011,026	6,074,450	5,814,045	5,698,832	5,604,408	5,766,970	5,786,620	5,684,684	5,569,184	5,543,810	5,437,217	5,374,444	5,252,960	5,159,981	5,046,346	4,953,629	5,328,294	5,373,730	5,267,161	5,265,047	5,233,549	4,942,553	5,226,729	5,095,645	4,672,484	4,605,987	4,590,039	4,694,652	4,798,411	4,590,600	4,731,059	5,000,000
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value	$ 13,645	13,622	13,310	13,160	12,971	12,894	12,752	12,554	12,738	12,717	13,104	12,789	12,472	12,230	12,249	12,054	12,276	12,183	12,167	12,273	11,852	11,292	11,395	11,691	11,909	11,657	11,377	11,501	11,412	11,132	11,422	11,014	10,847	10,159	10,253	10,790	10,818	10,697	11,207	11,124	11,701	11,894	12,566	12,710	12,556	12,808	12,907	13,225	13,119	13,126	13,155	12,938	12,705	12,956	13,220	13,330	12,995	12,450	12,417	12,618	12,594	12,225	12,009	11,427	11,036	12,524	12,773	12,757	12,408	12,525	12,312	12,248	12,384	12,263	11,774	11,730	11,710	11,709	11,712	11,207	11,077	10,940	11,125	10,916	11,341	11,124	11,332	11,670	11,909	11,846	11,998	11,735	11,587	11,488	11,631	11,641	11,460	11,296	11,269	11,118	10,982	10,838	10,651	10,463	10,312	10,862	10,942	10,818	10,732	10,611	10,180	10,463	10,242	9,649	9,511	9,507	9,678	9,798	9,466	9,670	10,000
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value	$ 1,364,519	1,362,215	1,331,015	1,316,023	1,297,098	1,289,380	1,275,244	1,255,357	1,273,807	1,271,718	1,310,397	1,278,861	1,247,225	1,223,014	1,224,899	1,205,357	1,227,552	1,218,313	1,216,660	1,227,338	1,185,218	1,129,208	1,139,529	1,169,093	1,190,894	1,165,704	1,137,742	1,150,148	1,141,200	1,113,246	1,142,188	1,101,445	1,084,667	1,015,862	1,025,255	1,079,015	1,081,843	1,069,738	1,120,673	1,112,434	1,170,072	1,189,429	1,256,623	1,271,016	1,255,587	1,280,757	1,290,743	1,322,498	1,311,909	1,312,634	1,315,459	1,293,800	1,270,505	1,295,575	1,322,048	1,333,033	1,299,503	1,245,039	1,241,692	1,261,766	1,259,387	1,222,489	1,200,851	1,142,748	1,103,620	1,252,402	1,277,307	1,275,747	1,240,838	1,252,527	1,231,214	1,224,789	1,238,436	1,226,287	1,177,368	1,172,995	1,171,030	1,170,898	1,171,214	1,120,667	1,107,716	1,093,950	1,112,500	1,091,642	1,134,109	1,112,439	1,133,194	1,167,014	1,190,917	1,184,560	1,199,814	1,173,452	1,158,699	1,148,800	1,163,129	1,164,066	1,145,962	1,129,649	1,126,899	1,111,768	1,098,184	1,083,766	1,065,123	1,046,338	1,031,239	1,086,165	1,094,210	1,081,777	1,073,230	1,061,055	1,017,956	1,046,312	1,024,180	964,895	951,052	950,684	967,815	979,821	946,631	966,956	1,000,000
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value	$ 6,822,596	$ 6,811,073	$ 6,655,077	$ 6,580,116	$ 6,485,492	$ 6,446,902	$ 6,376,220	$ 6,276,787	$ 6,369,036	$ 6,358,588	$ 6,551,983	$ 6,394,306	$ 6,236,127	$ 6,115,071	$ 6,124,495	$ 6,026,782	$ 6,137,762	$ 6,091,567	$ 6,083,300	$ 6,136,688	$ 5,926,089	$ 5,646,039	$ 5,697,644	$ 5,845,465	$ 5,954,472	$ 5,828,518	$ 5,688,709	$ 5,750,741	$ 5,706,001	$ 5,566,228	$ 5,710,940	$ 5,507,223	$ 5,423,333	$ 5,079,311	$ 5,126,276	$ 5,395,076	$ 5,409,213	$ 5,348,692	$ 5,603,365	$ 5,562,170	$ 5,850,362	$ 5,947,146	$ 6,283,116	$ 6,355,078	$ 6,277,937	$ 6,403,787	$ 6,453,716	$ 6,612,490	$ 6,559,544	$ 6,563,171	$ 6,577,297	$ 6,468,999	$ 6,352,524	$ 6,477,875	$ 6,610,238	$ 6,665,166	$ 6,497,513	$ 6,225,193	$ 6,208,462	$ 6,308,830	$ 6,296,933	$ 6,112,443	$ 6,004,253	$ 5,713,738	$ 5,518,099	$ 6,262,012	$ 6,386,537	$ 6,378,734	$ 6,204,188	$ 6,262,633	$ 6,156,068	$ 6,123,944	$ 6,192,181	$ 6,131,437	$ 5,886,842	$ 5,864,977	$ 5,855,152	$ 5,854,488	$ 5,856,070	$ 5,603,334	$ 5,538,579	$ 5,469,749	$ 5,562,500	$ 5,458,210	$ 5,670,547	$ 5,562,193	$ 5,665,971	$ 5,835,070	$ 5,954,582	$ 5,922,801	$ 5,999,071	$ 5,867,262	$ 5,793,495	$ 5,744,000	$ 5,815,644	$ 5,820,330	$ 5,729,810	$ 5,648,246	$ 5,634,494	$ 5,558,839	$ 5,490,919	$ 5,418,830	$ 5,325,617	$ 5,231,689	$ 5,156,193	$ 5,430,826	$ 5,471,050	$ 5,408,884	$ 5,366,148	$ 5,305,275	$ 5,089,781	$ 5,231,558	$ 5,120,898	$ 4,824,476	$ 4,755,259	$ 4,753,420	$ 4,839,073	$ 4,899,106	$ 4,733,155	$ 4,834,779	$ 5,000,000